Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
ASSETS
Cash and due from banks (Note 9)	¥ 60,050,640	¥ 50,972,491
Interest-earning deposits in other banks (Note 9)	53,989,863	58,848,056
Cash, due from banks and interest-earning deposits in other banks	114,040,503	109,820,547
Call loans and funds sold	1,802,463	1,315,761
Receivables under resale agreements (Note 15)	14,058,963	12,503,396
Receivables under securities borrowing transactions (Note 15)	4,555,748	4,496,376
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥8,857,073 and ¥11,407,569 in 2022 and 2023) (including ¥17,135,481 and ¥19,691,210 measured at fair value under the fair value option in 2022 and 2023) (Notes 9, 15, 23 and 31)	46,168,461	42,668,336
Investment securities (Notes 3, 9 and 31):
Available-for-sale debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥3,151,799 and ¥6,277,947 in 2022 and 2023)	35,740,802	45,798,442
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥148,763 and ¥8,264,085 in 2022 and 2023) (fair value of ¥4,606,305 and ¥21,386,156 in 2022 and 2023)	21,520,081	4,595,109
Equity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥741 and ¥724 in 2022 and 2023) (including ¥5,111,630 and ¥4,619,120 in 2022 and 2023 measured at fair value)	5,001,048	5,422,200
Total investment securities	62,261,931	55,815,751
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥167,152 and ¥144,288 in 2022 and 2023) (Notes 4 and 9)	119,955,460	113,149,393
Allowance for credit losses (Note 4)	(1,272,898)	(1,470,701)
Net loans	118,682,562	111,678,692
Premises and equipment—net (Notes 5 and 7)	860,578	815,829
Customers’ acceptance liability	378,525	371,034
Intangible assets—net (Notes 2 and 6)	1,174,223	1,148,601
Goodwill (Notes 2 and 6)	296,772	303,611
#REF!	17,455,004	26,712,084
Total assets	381,735,733	367,650,018
Deposits (Notes 9 and 10):
Domestic offices, non-interest-bearing	35,186,603	33,584,539
Domestic offices, interest-bearing	147,716,037	144,412,415
Overseas offices, non-interest-bearing	2,617,346	2,911,513
Overseas offices, interest-bearing	49,756,795	43,681,476
Total deposits	235,276,781	224,589,943
Call money, funds purchased	3,437,614	2,416,313
Payables under repurchase agreements (Notes 9, 15 and 16)	40,132,459	27,725,612
Payables under securities lending transactions (Notes 9, 15 and 16)	1,137,693	1,021,887
Due to trust account and other short-term borrowings (including ¥123,028 and ¥49,555 measured at fair value under the fair value option in 2022 and 2023) (Notes 9, 12 and 31)	14,309,258	22,850,600
Trading account liabilities (Notes 15, 23 and 31)	14,178,275	11,019,046
Bank acceptances outstanding	378,525	371,034
Long-term debt (including ¥483,051 and ¥431,338 measured at fair value under the fair value option in 2022 and 2023) (Notes 7, 9, 12 and 31)	39,071,755	34,696,599
#REF!	17,347,206	26,662,462
Other short-term borrowings	8,438,014	16,543,137
Total liabilities	365,269,566	351,353,496
Commitments and contingent liabilities (Notes 24 and 26)
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital stock (Notes 17 and 18)—common stock authorized, 33,000,000,000 shares; common stock issued, 13,281,995,120 shares and 12,687,710,920 shares at March 31, 2022 and 2023, with no stated value	2,090,270	2,090,270
Capital surplus (Note 18)	4,902,155	5,327,772
Retained earnings (Notes 19 and 33):
Appropriated for legal reserve	239,571	239,571
Unappropriated retained earnings	8,169,710	8,172,646
Accumulated other comprehensive income, net of taxes (Note 20)	844,192	227,033
Treasury stock, at cost—668,286,238 common shares and 665,392,775 common shares at March 31, 2022 and 2023	(482,552)	(452,224)
Total Mitsubishi UFJ Financial Group shareholders’ equity	15,763,346	15,605,068
Noncontrolling interests	702,821	691,454
Total equity	16,466,167	16,296,522
Total liabilities and equity	381,735,733	367,650,018
Consolidated VIEs
ASSETS
Cash and due from banks (Note 9)	8,243	6,728
Interest-earning deposits in other banks (Note 9)	52,031	27,382
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥8,857,073 and ¥11,407,569 in 2022 and 2023) (including ¥17,135,481 and ¥19,691,210 measured at fair value under the fair value option in 2022 and 2023) (Notes 9, 15, 23 and 31)	1,367,928	1,252,308
Investment securities (Notes 3, 9 and 31):
Total investment securities	2,076,737	1,824,892
Loans	16,598,585	15,651,462
All other assets	998,096	195,795
Total assets	21,101,620	18,958,567
Deposits (Notes 9 and 10):
Total deposits	0	0
Long-term debt (including ¥483,051 and ¥431,338 measured at fair value under the fair value option in 2022 and 2023) (Notes 7, 9, 12 and 31)	406,429	449,231
Other short-term borrowings	45,432	39,582
All other liabilities	163,075	95,219
Total liabilities	¥ 614,936	¥ 584,032